UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3056

                                  TRIDAN CORP.
               (Exact name of registrant as specified in charter)

                     477 Madison Avenue, New York, NY 10022
                    (Address of principal executive offices)

      I. Robert Harris, c/o Kantor, Davidoff, Wolfe, Mandelker & Kass, P.C.
                     51 East 42nd Street, New York, NY 10017
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (212) 371-2100

Date of fiscal year end: April 30, 2006

Date of reporting period: July 31, 2005

Item 1.     Schedule of Investments.

            Attached on the following pages is a schedule of the registrant's investments as of the close of its fiscal quarter ended July 31, 2005.

TRIDAN CORP.

SCHEDULES OF INVESTMENTS IN MUNICIPAL OBLIGATIONS
--------------------------------------------------------------------------------

                                                                              JULY 31,

                                                            2005                                   2004
                                             ------------------------------------   ------------------------------------
                                             Principal    Amortized      Market     Principal    Amortized      Market
                                               Amount        Cost        Value        Amount        Cost        Value
                                             ----------   ----------   ----------   ----------   ----------   ----------
Cattaraugus County
   NY Public
      5.000% due June 1, 2014                $  275,000   $  297,582   $  299,137   $       --   $       --   $       --
      5.000% due June 1, 2015                   275,000      295,790      298,163           --           --           --

Chen Ango Valley
   NY Central School District
      4.000% due June 15, 2011                  290,000      300,274      298,500           --           --           --

City of Buffalo
   New York Sewer Authority
      5.000% due July 1, 2011                 1,110,000    1,185,982    1,201,719    1,110,000    1,197,270    1,212,819

City of New York
   General Purpose Unlimited Tax
      6.750% due Feb. 1, 2009                 1,000,000    1,062,145    1,113,114    1,000,000    1,078,052    1,146,180

Clarkstown N.Y
   Central School District
      5.25% due April 15, 2015                  400,000      436,943      444,924      400,000      439,987      440,692

Cleveland Hill Union
   Free School District
      5.500%, due October 15, 2011            1,480,000    1,500,906    1,614,976    1,480,000    1,503,690    1,640,402

Commonwealth of Puerto Rico
   General Obligation
      5.500% due July 1, 2006                        --           --           --      600,000      609,993      641,334

Metropolitan Transportation Authority
   N.Y. S.V.C
      5.750% due July 1, 2008                 1,000,000      988,675    1,077,530    1,000,000      985,234    1,117,900

Metropolitan Transit
   Authority
      Various rate due November 1, 2029         100,000      100,000      100,000           --           --           --

Monroe County N.Y. Pub. Imp
      6.000% due June 1, 2010                   900,000      903,695      983,475      900,000      904,338    1,018,968
      6.000% due March 1, 2012                  445,000      504,302      509,009      445,000      512,118      514,051

Mt. Sinai, N.Y. Union Free School District
   AMBAC Insured
      6.200% due Feb. 15, 2011                1,070,000    1,067,483    1,219,950    1,070,000    1,067,114    1,238,033

TRIDAN CORP.

SCHEDULES OF INVESTMENTS IN MUNICIPAL OBLIGATIONS
--------------------------------------------------------------------------------

(Continued)

                                                                               JULY 31,

                                                            2005                                   2004
                                             ------------------------------------   ------------------------------------
                                             Principal    Amortized      Market     Principal    Amortized      Market
                                               Amount        Cost        Value        Amount        Cost        Value
                                             ----------   ----------   ----------   ----------   ----------   ----------
NYC Bonds - Educ. Broadcasting Corp.
      2.68% due January 1, 2008              $       --   $       --   $       --   $  500,000   $  487,153   $  491,635

New York State
   Local Gov't. Assist. Corp.
      5.500% due April 1, 2017                  240,000      269,710      277,344           --           --           --
      Various rate due April 1, 2025            200,000      200,000      200,000           --           --           --

Suffolk County Water Auth. NY
   Waterworks Rev
      6.000% due June 1, 2009                 1,510,000    1,593,624    1,663,401    1,510,000    1,613,382    1,709,396

Bethlehem NY Central
   School District
      5.000% due November 11, 2015              500,000      550,530      550,760           --           --           --

Nassau Health Care Corp.
   NY Rev
      Various rate due August 1, 2029           100,000      100,000      100,000           --           --           --

Nassau County Interim Finance
   Auth
      5.750% due November 15, 2013            1,100,000    1,130,669    1,233,023    1,100,000    1,135,593    1,255,034
      Various rate due November 15, 2022        100,000      100,000      100,000           --           --           --

Commonwealth of Puerto Rico
   Highway and Tran. Auth
      5.000% due July 1, 2035                 1,000,000    1,088,010    1,071,780    1,000,000    1,089,393    1,086,500
      5.500% due July 1, 2015                   500,000      563,494      576,780      500,000      568,634      570,360
      6.25% due July 1, 2016                    285,000      339,865      348,883      285,000      343,788      343,707

Niagara Falls Bridge Commission
      5.25% due October 1, 2015               2,000,000    2,107,867    2,214,900    2,000,000    2,116,029    2,222,540

NYC Ref Unltd. Tax
   6.000% due May 15, 2030                      150,000      178,063      169,914      150,000      178,650      174,106

New York City
   Municipal Water Fin Auth
      6.000% due June 15, 2009                2,000,000    2,094,528    2,209,740    2,000,000    2,116,314    2,277,340

New York, NY
   UNLTD Tax
      Various rate due August 1, 2031           100,000      100,000      100,000           --           --           --

TRIDAN CORP.

SCHEDULES OF INVESTMENTS IN MUNICIPAL OBLIGATIONS
--------------------------------------------------------------------------------

(Continued)

                                                                              JULY 31,

                                                             2005                                  2004
                                             ------------------------------------   ------------------------------------
                                             Principal    Amortized      Market     Principal    Amortized      Market
                                               Amount        Cost        Value        Amount        Cost        Value
                                             ----------   ----------   ----------   ----------   ----------   ----------
New York, NY
   G/O
      Various rate due March 31, 2034        $  100,000   $  100,000   $  100,000   $       --   $       --   $       --

New York State Correction Facs
      6.000% due January 1, 2012              1,000,000    1,020,603    1,104,210    1,000,000    1,023,342    1,137,090

New York State Dormitory Authority
   Pace University
      6.500% due July 1, 2009                 1,000,000    1,054,493    1,121,940    1,000,000    1,066,808    1,159,340

N.Y.S. Dormitory Authority
   Revs City Univ. System
      5.75% due July 1, 2013                    215,000      244,211      238,742      215,000      247,324      242,342

N.Y.S. Dormitory Authority - State
   University Educational Facilities
      7-1/2% due May 15, 2011                   510,000      503,947      582,833      590,000      582,071      692,642

N.Y.S. Housing Fin. Svc. Contract
      Various rate due March 15, 2026           100,000      100,000      100,000           --           --           --

N.Y.S. Dormitory Authority -
   Columbia University
      5.00% due July 1, 2010                  1,000,000    1,049,639    1,074,280    1,000,000    1,058,634    1,096,620

N.Y.S. Environmental Facilities
  Pollution Control - Revolving Fund
      5.75% due June 15, 2008                 1,500,000    1,526,733    1,614,571    1,500,000    1,535,169    1,674,740
      5.20% due May 15, 2014                    575,000      634,624      643,258      575,000      640,239      638,998

N.Y.S. Environmental Facilities
  State Personal Income Tax
      5.250% due December 15, 2012              400,000      447,431      443,996           --           --           --

NYS Dormitory Auth
   Personal Income Tax Ed
      5.500% due March 15, 2011               1,000,000    1,083,174    1,101,140    1,000,000    1,096,193    1,111,510

NYS Dormitory Auth. Revs
      5.250% due November 15, 2023            1,400,000    1,532,014    1,519,434    1,000,000    1,095,354    1,080,170

TRIDAN CORP.

SCHEDULES OF INVESTMENTS IN MUNICIPAL OBLIGATIONS
--------------------------------------------------------------------------------

(Continued)

                                                                                 JULY 31,

                                                              2005                                      2004
                                             ---------------------------------------   ---------------------------------------
                                              Principal     Amortized      Market       Principal     Amortized      Market
                                               Amount         Cost          Value        Amount         Cost          Value
                                             -----------   -----------   -----------   -----------   -----------   -----------
NYS Thruway Authority
   2nd Gen'l. Hwy. of Bridge Trust Fund
      5.25% due April 1, 2013                $ 1,000,000   $ 1,102,602   $ 1,110,980   $        --   $        --   $        --

New York State Urban Dev. Corp.
      5.500% due January 1, 2008                      --            --            --     1,055,000     1,070,656     1,149,105

Power Authority of N.Y.S
   General Purpose Revenue:
      6-1/2% due Jan. 1, 2008                  1,675,000     1,692,793     1,743,759     1,675,000     1,699,434     1,818,146

Puerto Rico Electric Power
   Authority
      5.500% due July 11, 2017                   700,000       793,724       810,943            --            --            --

Puerto Rico Public Buildings
      5.000% due July 1, 2028                    500,000       513,965       527,750       500,000       514,294       529,835

Rochester N.Y. Public Schools
      4.790% due May 28, 2017                         --            --            --       350,000       343,748       353,227

Triboro Bridge & Tunnel Auth
      6.000% due January 1, 2012               1,500,000     1,544,274     1,680,345     1,500,000     1,549,894     1,709,400
      5.500% due January 1, 2017               1,000,000     1,020,255     1,144,350     1,000,000     1,021,520     1,129,570

State of New York Ref Unlimited Tax
      6.500% due July 15, 2005                        --            --            --     1,700,000     1,724,221     1,778,472

Suffolk County Judicial
   Facs. Agy
      5.750% due October 2011                  1,340,000     1,361,993     1,477,162     1,340,000     1,363,760     1,502,448
                                             -----------   -----------   -----------   -----------   -----------   -----------

                                             $34,645,000   $36,386,612   $38,116,715   $34,050,000   $35,579,393   $37,904,652
                                             ===========   ===========   ===========   ===========   ===========   ===========

Item 2.     Controls and Procedures.

            (a) The registrant's management, with the participation of its chief executive and chief financial officers, have evaluated the effectiveness of the company's disclosure controls and procedures, within the 90-day period prior to the filing date of this report. Based on that evaluation, the registrant's chief executive and chief financial officers have concluded that such controls and procedures are effective to ensure that information required to be disclosed by the registrant on Form N-CSR and Form N-Q is recorded, processed, summarized, and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

            (b) There has been no change in the registrant's internal control over financial reporting that occurred during its last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.     Exhibits.

            Filed herewith as exhibits are the separate certifications for the registrant's principal executive and principal financial officers.

                                   SIGNATURES

      Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Tridan Corp.

By (Signature and Title)         /S/ Peter Goodman
                        -------------------------------------------------------
                        Peter Goodman, President and Chief Executive Officer

Date September 8, 2005

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)       /S/ Peter Goodman
                        -------------------------------------------------------
                        Peter Goodman, President and Chief Executive Officer

Date September 8, 2005

By (Signature and Title)      /S/ Warren F. Pelton
                        --------------------------------------------------------
                        Warren F. Pelton, Treasurer and Chief Financial Officer

Date September 8, 2005